Project Financing Package (Tables)	12 Months Ended
Dec. 31, 2024
Project Financing Package
Schedule of reconciliation of the Gold Stream derivative liability

In $000s
Balance, December 31, 2023	$—
Fair value of derivative liability at inception	—
Proceeds from Gold Stream (US$50,000)	71,623
Change in fair value of derivative liability	(7,737)
Balance, December 31, 2024	$63,886